Expenses by nature (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expense by nature
Share based payment expenses	£ 9,667	£ 7,486	£ 8,816
Related party administrative expenses	276	1,280	83
Total administrative & research and development expenses
Expense by nature
Total expenses by nature	125,618	104,579	106,274
Research and development expenses
Expense by nature
Staff costs (excluding share-based payment expenses)	39,193	27,148	23,830
Consultancy costs	22,086	12,179	16,193
Research and development components, parts and tooling	10,712	20,561	25,350
Total expenses by nature	71,991	59,888	65,373
Administrative expenses
Expense by nature
Staff costs (excluding share-based payment expenses)	12,715	9,682	9,616
Consultancy costs	3,194	2,961	1,914
Total expenses by nature	53,351	43,411	40,818
Share based payment expenses	9,667	7,486	8,816
Legal and financial advisory costs	3,383	4,609	2,296
HR advisory and recruitment costs	2,031	650	968
IT hardware and Software costs	8,505	7,192	6,314
Insurance and premises expenses	2,130	1,357	2,110
Marketing costs	4,653	1,761	688
Premises expenses	1,941	2,183	1,870
Operational travel and logistics costs	1,438	1,006	1,287
Aviation and aerospace regulatory fees	1,127	457	302
Depreciation expense	965	1,088	892
Amortisation expense	131	885	1,164
Depreciation on right of use property assets	860	730	658
Other administrative expenses	611	1,364	1,923
Related party administrative expenses	£ 276	£ 1,280	£ 83